Other current and non-current financial liabilities - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Thousands						6 Months Ended			7 Months Ended	12 Months Ended
	Dec. 17, 2021 shares	Jul. 01, 2021 USD ($)	Jul. 01, 2021 EUR (€)	Jun. 01, 2021 USD ($)	Jun. 01, 2021 EUR (€)	Jun. 30, 2022 EUR (€) shares tranche	Dec. 31, 2021 EUR (€) shares	Jun. 30, 2021	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares
Public Warrants [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of other equity instruments outstanding	13,416,667					13,416,666	13,416,667		13,416,667	13,416,667
Number of securities called by warrants						1				1
Exercise price of warrants | $ / shares												$ 11.50	$ 11.50
Term of warrants outstanding						5 years
Public Warrants [Member] | Equals Or Exceeds USD Eighteen Per Share [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Redemption Price Per Warrant						0.01	0.01		0.01	0.01
Share price						18.00	18.00		18.00	18.00
Number of trading days determining share price						20 days				20 days
Number of consecutive trading days determining share price						30 days				30 days
Public Warrants [Member] | Equals Or Exceeds USD Ten Per Share [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Redemption Price Per Warrant						0.10	0.10		0.10	0.10
Share price						10.00	10.00		10.00	10.00
Number of trading days determining share price						20 days				20 days
Number of consecutive trading days determining share price						30 days				30 days
Private Placement Warrants [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of other equity instruments outstanding	6,700,000						6,700,000		6,700,000	6,700,000
Transfer limitations period						30 days				30 days
Private Placement Warrants [Member] | Zegna non-executive directors [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Class of warrants or rights issued during the period ,Shares	800,000					800,000				800,000
Subsidiaries with material non-controlling interests [member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Loans received, Noncurrent | €							€ 3,919		€ 3,919	€ 3,919	€ 3,594
Written put options [member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Derecognized liability | €									51,328	51,328
Gain loss of derecognised financial liability | €									20,675	20,675
Written put options [member] | Total equity attributable to non-controlling interests
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Increase decrease in equity | €									€ 4,037	€ 4,037
Written put options [member] | Thom Browne [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of interest in subsidiary									90.00%	90.00%	85.00%
Proportion of ownership interests held by non-controlling interests						10.00%				10.00%	15.00%
Percentage of additional ownership interest to be purchased							5.00%	5.00%
Liability related to the put option | €						€ 163,701	€ 135,726		€ 135,726	€ 135,726	€ 169,055
Written put options [member] | Thom Browne [Member] | MrThom Browne [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests						15.00%				15.00%
Number of tranches for the right to exercise a sale option | tranche						3
Written put options [member] | Thom Browne [Member] | First Tranche Of The Put Option [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Percentage of additional ownership interest to be purchased		5.00%	5.00%	5.00%	5.00%
Consideration paid		$ 37,400	€ 30,653	$ 37,400	€ 30,653
Written put options [member] | Dondi [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of interest in subsidiary						65.00%					65.00%
Proportion of ownership interests held by non-controlling interests						35.00%					35.00%
Number of tranches for the right to exercise a sale option | tranche						2
Liability related to the put option | €						€ 23,625	€ 23,685		€ 23,685	€ 23,685	€ 21,650